TRADE AND OTHER RECEIVABLES - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Allowance for credit losses [Abstract]
Opening balance	$ 1,877	$ 2,209
Foreign exchange movements	133	(228)
Loss allowance recognized during the year	291	224	$ 343
Trade receivables written off against allowance		(328)
Closing balance	$ 2,301	$ 1,877	$ 2,209